UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI    October, 19 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      99

Form 13F Information Table Entry Total:       $172,342,000



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2906    61100 SH       SOLE                             61100
Agilent Technologies           COM              00846u101      735    15024 SH       SOLE                             15024
Albertson's Inc                COM              013104104      911    43400 SH       SOLE                             43400
Amer Home Prod                 COM              026609107      793    14015 SH       SOLE                             14015
Amgen Inc                      COM              031162100      517     7410 SH       SOLE                              7410
Applebees Int                  COM              037899101     1088    47300 SH       SOLE                             47300
Assoc Banc-Corp                COM              045487105     2991   113961 SH       SOLE                            113961
Avery Dennison                 COM              053611109      352     7600 SH       SOLE                              7600
BP Amoco PLC                   COM              055622104     7833   147795 SH       SOLE                            147795
Bank One Corp                  COM              059438101      989    25593 SH       SOLE                             25593
Barnes & Noble                 COM              067774109     1195    60700 SH       SOLE                             60700
Baxter Intl Inc                COM              071813109      335     4200 SH       SOLE                              4200
BellSouth Corp                 COM              079860102      577    14330 SH       SOLE                             14330
Bemis Company                  COM              081437105      509    15850 SH       SOLE                             15850
Borders Group                  COM              099709107     1341    96200 SH       SOLE                             96200
Bristol Myers Squibb           COM              110122108     8016   140323 SH       SOLE                            140323
CVS Corp                       COM              585745102     2665    57551 SH       SOLE                             57551
Cardinal Health                COM              14149Y108      379     4298 SH       SOLE                              4298
CenterPoint Properties         COM              151895109      654    14200 SH       SOLE                             14200
Chevron Corp                   COM              166751107      419     4912 SH       SOLE                              4912
Cisco Systems                  COM              17275R102      210     3800 SH       SOLE                              3800
Citigroup Inc                  COM              172967101      270     5000 SH       SOLE                              5000
Clayton Homes                  COM              184190106      508    50800 SH       SOLE                             50800
Compaq Computers               COM              204493100     1484    53800 SH       SOLE                             53800
Computer Sciences Corp.        COM              205363104     1014    13650 SH       SOLE                             13650
Compuware Corp                 COM              205638109      307    36600 SH       SOLE                             36600
Disney (Walt)                  COM              254687106      249     6500 SH       SOLE                              6500
Duke-Weeks Realty              COM              264411505     1624    67300 SH       SOLE                             67300
El Paso Energy                 COM              283905107     2581    41875 SH       SOLE                             41875
Emerson Elec                   COM              291011104     1966    29350 SH       SOLE                             29350
Equity Residential Properties  COM              29476L107      274     5700 SH       SOLE                              5700
Ericsson LM cl B               COM              294821400      409    27600 SH       SOLE                             27600
Ethan Allen                    COM              297602104     2200    77701 SH       SOLE                             77701
Exxon Mobil Corp               COM              30231g102     8091    90777 SH       SOLE                             90777
First American Bankshares      COM                             828     2300 SH       SOLE                              2300
First Industrial Realty Trust  COM              32054k103      261     8500 SH       SOLE                              8500
Firstar Corp                   COM              33761C103      326    14574 SH       SOLE                             14574
Gannett Inc                    COM              364730101     1934    36500 SH       SOLE                             36500
General Electric               COM              369604103     9010   156188 SH       SOLE                            156188
Genuine Parts                  COM              372460105      303    15877 SH       SOLE                             15877
Grainger W W                   COM              384802104      232     8800 SH       SOLE                              8800
Halliburton Co                 COM              406216101      713    14575 SH       SOLE                             14575
Health Care Realty Tr.         COM              421946104     2840   134424 SH       SOLE                            134424
Heinz H.J. Co                  COM              423074103      483    13035 SH       SOLE                             13035
Hercules, Inc.                 COM              427056106      247    17452 SH       SOLE                             17452
Hewlett Packard                COM              428236103     3380    34850 SH       SOLE                             34850
Home Depot                     COM              437076102      211     3975 SH       SOLE                              3975
Hon Industries                 COM              438092108     2658   107950 SH       SOLE                            107950
Honeywell International Inc.   COM              438506107     2622    73611 SH       SOLE                             73611
Hospitality Properties         COM              44106m102     3035   129827 SH       SOLE                            129827
IBM Corp                       COM              459200101     2049    18213 SH       SOLE                             18213
Illinois Tool Works            COM              452308109     1375    24600 SH       SOLE                             24600
Intel Corp                     COM              458140100     2278    54804 SH       SOLE                             54804
Johnson Controls               COM              478366107     1985    37316 SH       SOLE                             37316
Johnson&Johnson                COM              478160104     3981    42375 SH       SOLE                             42375
Kimberly Clark                 COM              494368103     4007    71800 SH       SOLE                             71800
Kohls Corp                     COM              500255104      219     3800 SH       SOLE                              3800
Liberty Property               COM              531172104     3011   109500 SH       SOLE                            109500
Lucent Tech                    COM              549463107      945    30914 SH       SOLE                             30914
Manpower Inc                   COM              56418H100      492    15400 SH       SOLE                             15400
Marcus Corp                    COM              566330106      209    19925 SH       SOLE                             19925
Marshall & Ilsley              COM              571834100     3293    65700 SH       SOLE                             65700
McDonald's Corp                COM              580135101      540    17896 SH       SOLE                             17896
McGraw-Hill                    COM              580645109      445     7000 SH       SOLE                              7000
Merck & Co                     COM              589331107    10695   143680 SH       SOLE                            143680
Meredith Corp                  COM              589433101      366    12400 SH       SOLE                             12400
Microsoft Corp                 COM              594918104      304     5039 SH       SOLE                              5039
Motorola Inc                   COM              620076109     1572    55650 SH       SOLE                             55650
Newell Rubbermaid Inc.         COM              651221061     1496    65600 SH       SOLE                             65600
Officemax Inc                  COM              67622m108      812   227800 SH       SOLE                            227800
Pe Corp Com Celera Genomics    COM              69332s201      227     2278 SH       SOLE                              2278
Pe Corp Com Pe Biosystems Grp  COM              69332s102     1062     9112 SH       SOLE                              9112
Penney J C                     COM              708160106      365    30861 SH       SOLE                             30861
Pepsico, Inc.                  COM              713448108     3061    66550 SH       SOLE                             66550
Pfizer Inc                     COM              717081103     2637    58688 SH       SOLE                             58688
Phillips Petroleum Co          COM              718507106     1525    24300 SH       SOLE                             24300
Procter & Gamble               COM              742718109     1508    22513 SH       SOLE                             22513
Qwest Commun Intl (Merged w/ U COM              749121109     1283    26702 SH       SOLE                             26702
Royal Dutch Petro              COM              780257705     3638    60700 SH       SOLE                             60700
SBC Commun Inc.                COM              78387G103     2754    55085 SH       SOLE                             55085
Schlumberger                   COM              806857108     4299    52222 SH       SOLE                             52222
Sherwin Williams Co.           COM              824348106      208     9750 SH       SOLE                              9750
Sprint Corp                    COM              852061100      378    12900 SH       SOLE                             12900
Sysco Corp                     COM              871829107     2508    54150 SH       SOLE                             54150
TECO Energy Inc                COM              872375100     3810   132510 SH       SOLE                            132510
Thomas & Betts                 COM              884315102      329    18852 SH       SOLE                             18852
Transocean Sedco Forex         COM              g90078109      709    12090 SH       SOLE                             12090
Tribune Co                     COM              896047107     3843    88100 SH       SOLE                             88100
UNUMProvident Corp             COM              91529y106      572    21001 SH       SOLE                             21001
Unocal Corp                    COM              915289102      287     8100 SH       SOLE                              8100
Verizon Comm. (Frmly GTE & Bel COM                             948    19566 SH       SOLE                             19566
Vodafone Group /ex.Vodafone Ai COM              92857T107      582    15730 SH       SOLE                             15730
WPS Resources                  COM              92931B106     1140    34800 SH       SOLE                             34800
Walgreen Co                    COM              931422109     2439    64297 SH       SOLE                             64297
Wallace Computer               COM              932270101     1994   130750 SH       SOLE                            130750
Wells Fargo  10/98 Exch. Norwe COM              949740104      907    19750 SH       SOLE                             19750
Wisconsin Energy               COM              976657106     2088   104752 SH       SOLE                            104752
Worldcom Inc GA New            COM              98157d106      423    13925 SH       SOLE                             13925
Xcel Energy Inc                COM              98389b100     1269    46137 SH       SOLE                             46137